SCHEDULE OF BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Oct. 31, 2023	May 31, 2023	Oct. 31, 2022
Lease Obligations
Operating	$ 476,241	$ 271,396	$ 277,381
Finance	$ 33,294		$ 74,324
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and Equipment, Net		Property and Equipment, Net
Total Lease Assets	$ 509,535		$ 351,705
Operating	130,150		50,055
Finance	61,832		62,979
Operating	346,091		227,326
Finance	17,123		78,955
Total Lease Liabilities	$ 555,196		$ 419,315